     As filed with the Securities and Exchange Commission on June 27, 2001

================================================================================

                                                     1933 Act File No. 333-_____
                                                     1940 Act File No. 811-10377

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2

[X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_]      Pre-Effective Amendment No. ___
[_]      Post-Effective Amendment No. _____________
                  and
[X]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]      Amendment No. 4

                           PIMCO Municipal Income Fund
         (Exact Name of Registrant as Specified in Declaration of Trust)

                           c/o PIMCO Advisory Services
                           1345 Avenue of the Americas
                            New York, New York 10105
                    (Address of Principal Executive Offices)
                     (Number, Street, City, State, Zip Code)

                                 (212) 739-3502
              (Registrant's Telephone Number, including Area Code)

                               Stephen J. Treadway
                        c/o PIMCO Funds Distributors LLC
                              2187 Atlantic Street
                           Stamford, Connecticut 06902
 (Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

                          Copies of Communications to:
Joseph B. Kittredge, Jr., Esq.                  Thomas A. Hale, Esq.
       Ropes & Gray              Skadden, Arps, Slate, Meagher & Flom (Illinois)
  One International Place                     333 West Wacker Drive
Boston, Massachusetts 02110                  Chicago, Illinois 60606


                  Approximate Date of Proposed Public Offering:

             Upon the effectiveness of this Registration Statement
                           ---------------------------

     If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

     It is proposed that this filing will become effective (check appropriate box)

     [_]  when declared effective pursuant to section 8(c)

     [X] immediately upon filing pursuant to Rule 462(b). This Registration Statement is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933; the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-61062.

                           ---------------------------

                           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
-------------------------------------------------------------------------------------------------------------------------
                                                              Proposed Maximum     Proposed Maximum
                                         Amount Being        Offering Price Per       Aggregate           Amount of
Title of Securities Being Registered      Registered                Unit           Offering Price/1/   Registration Fee/2/
------------------------------------     ------------        ------------------    ----------------    ----------------
Common Shares, no par value              360,000 Shares            $15.00             $5,400,000            $1,350
-------------------------------------------------------------------------------------------------------------------------

/1/ Estimated solely for the purpose of calculating the registration fee.

================================================================================

                               EXPLANATORY NOTE

     This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-61062), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents and opinions refiled herewith), declared effective on June 26, 2001 are incorporated herein by reference.

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

      1. Financial Statements:

      Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2 (File No. 333-61062), as filed on June 26, 2001, and are incorporated herein by reference.

      2. Exhibits:

a.    Amended and Restated Agreement and Declaration of Trust dated June 19,
      2001.(1)

b.    By-Laws of Registrant.(1)

c.    None.

d.1 Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Amended and Restated Agreement and Declaration of Trust.(1)
d.2 Article 10 (Shareholders' Voting Powers and Meetings) of the By-Laws of the Registrant.(1)
d.3   Form of Share Certificate of the Common Shares.(1)

e.    Terms and Conditions of Dividend Reinvestment Plan.(1)

f.    None.

g.1 Form of Investment Management Agreement between Registrant and PIMCO Advisors L.P.(1)

g.2 Form of Portfolio Management Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company LLC.(1)

h.1   Form of Underwriting Agreement.(1)

h.2   Form of Master Selected Dealer Agreement.(1)

h.3   Form of Master Agreement among Underwriters.(1)

i.    None.

j. Form of Custodian Agreement between Registrant and State Street Bank and Trust Co.(1)

k.1   Form of Transfer Agency Services Agreement between Registrant and
      PFPC Inc.(1)

      (1) Incorporated by reference from the corresponding exhibit of Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-2 (File No. 333-61062), as filed June 25, 2001.

k.2 Form of Organizational and Offering Expenses Reimbursement Agreement between Registrant and PIMCO Advisors L.P.(1)

k.3   Form of Fee Waiver Agreement between Registrant and PIMCO Advisors
      L.P.(1)

k.4 Form of Fee Waiver Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company LLC.(1)

l.    Opinion and consent of Ropes & Gray, filed herewith.

m.    None.

n.    Consent of PricewaterhouseCoopers LLP, filed herewith.

o.    None.

p.    Subscription Agreement of PIMCO Advisors L.P., dated June 19, 2001.(2)

q.    None.

r.1   Code of Ethics of Registrant.(1)

r.2   Code of Ethics of PIMCO Advisors L.P.(1)

r.3   Code of Ethics of Pacific Investment Management Company LLC.(1)

s. Power of Attorney for each of Messrs. Treadway, Shlissel, Connor, Belica and Schott.(1)

--------------------------

      (1) Incorporated by reference from the corresponding exhibit of Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-2 (File No. 333-61062), as filed June 25, 2001.

      (2) Incorporated by reference from the corresponding exhibit of Pre-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-2 (File No. 333-61062), as filed June 26, 2001.



Item 25: Marketing Arrangements

      Incorporated by reference from Sections 3(p), 4(h) 5(i), 8 and 9 of Exhibit h.1 of Item 24 and Sections 8, 9 and 15 of Exhibit h.3 of Item 24 of the Registrant's Registration Statement on Form N-2 (File No. 333-61062), as filed in Pre-Effective Amendment No. 2 to said Registration Statement on June 25, 2001, and incorporated herein by reference.

Item 26: Other Expenses of Issuance and Distribution

      Securities and Exchange Commission fees     $ 62,500*
      National Association of Securities Dealers,   25,500*
      Inc. fees
      Printing and engraving expenses              240,000*
      Legal Fees                                   202,500*
      New York Stock Exchange listing fees         126,600*
      Accounting expenses                           10,000*
      Underwriter reimbursement                    192,000*
      Miscellaneous expenses                         5,000*
                                                   --------
              Total                                864,150*
                                                   ========

      PIMCO Advisors L.P. has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and all offering costs (other than the sales load) exceeds $0.03 per common share of beneficial interest.

* Estimated expense. The expenses set forth above include the expenses associated with the issuance and distribution of the Registrant's common shares of beneficial interest whose offering was registered on Registrant's Registration Statement on Form N-2 (File No. 333-61062).

Item 27: Persons Controlled by or under Common Control with Registrant

      Not applicable.

Item 28: Number of Holders of Securities

      At June 25, 2001

                                              Number of
               Title of Class               Record Holders
               --------------               --------------

         Common Shares, no par value               1

Item 29: Indemnification

      Reference is made to Article VIII, Sections 1 through 4, of the Registrant's Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-61062), as filed on June 25, 2001.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registant, PIMCO Advisors L.P., Pacific Investment Management Company LLC and their respective trustees, directors and officers are insured by directors and officers/errors and ommissions liability policies.

Item 30: Business and Other Connections of Investment Adviser

      Descriptions of the business of PIMCO Advisors L.P., the Registrant's investment manager, and Pacific Investment Management Company LLC, the Registrant's portfolio manager, are set forth under the captions "Investment Manager" and "Portfolio Manager" under "Management of the Fund" in both the prospectus and Statement of Additional Information forming part of the Registrant's Registration Statement on Form N-2, as amended (File No. 333-61062), and are incorporated herein by reference. The following sets forth business and other connections of each director and executive officer (and persons performing similar functions) of PIMCO Advisors L.P. and Pacific Investment Management Company LLC.



                               PIMCO Advisors L.P.
                          1345 Avenue of the Americas
                              New York, NY 10105

Name                   Position with Advisor      Other Connections
---------------------- -------------------------- ------------------------------

Joachim Faber, Dr.     Chief Executive Officer    Member of the Board of
                                                  Allianz AG

Udo Frank              Managing Director; Chief   Managing Director and Chief
                       Investment Officer         Investment Officer of Allianz
                                                  Asset Advisory and Management
                                                  GmbH

Robert M. Fitzgerald   Executive Vice President   Chief Financial Officer PIMCO
                       and Chief Financial        Funds Distributors LLC,
                       Officer                    Cadence Capital Management,
                                                  NFJ Investment Group,
                                                  Parametric Portfolio
                                                  Associates, Pacific Investment
                                                  Management Company LLC and
                                                  StocksPLUS Management, Inc.;
                                                  Executive Vice President and
                                                  Chief Financial Officer, Value
                                                  Advisors LLC; and Chief
                                                  Financial Officer PIMCO Funds
                                                  Advertising Agency.

Kenneth M. Poovey      Managing Director; Chief   Chief Executive Officer,
                       Executive Officer of U.S.  Value Advisors LLC,
                       Equity Division of PIMCO   Oppenheimer Capital
                       Advisors

Stephen J. Treadway    Managing Director          Chairman, President and Chief
                                                  Executive Officer, PIMCO
                                                  Funds Advertising Agency,
                                                  Inc., PIMCO Funds
                                                  Distributors LLC

James G. Ward          Executive Vice President,  Executive Vice President,
                       Human Resources            Human Resources, Value
                                                  Advisors LLC

Stewart A. Smith       Secretary                  Secretary, NFJ Investment
                                                  Group, Parametric Portfolio
                                                  Associates; Assistant
                                                  Secretary, Cadence Capital
                                                  Management

                    Pacific Investment Management Company LLC
                                    ("PIMCO")
                       840 Newport Center Drive, Suite 300
                             Newport Beach, CA 92660

Name                          Business and Other Connections
----------------------------- --------------------------------------------------

Arnold, Tamara J.             Executive Vice President, PIMCO

Benz, William R. II           Managing Director, Executive Committee Member,
                              PIMCO

Bhansali, Vineer              Executive Vice President, PIMCO

Brynjolfsson, John B.         Executive Vice President, PIMCO

Burns, R. Wesley              Managing Director, PIMCO; President and Trustee of
                              PIMCO Funds and PIMCO Variable Insurance Trust;
                              President and Director of PIMCO Commercial
                              Mortgage Securities Trust, Inc.; Director, PIMCO
                              Funds: Global Investors Series plc and PIMCO
                              Global Advisors (Ireland) Limited

Cupps, Wendy W.               Executive Vice President, PIMCO

Dialynas, Chris               Managing Director, PIMCO

Ehlert, A. Benjamin           Executive Vice President, PIMCO

El-Erian, Mohamed A.          Managing Director, PIMCO

Feingold, Andrea S.           Executive Vice President, PIMCO

Gross, William H.             Managing Director and Executive Committee Member,
                              PIMCO; Director and Vice President, StocksPLUS
                              Management, Inc.; Senior Vice President of PIMCO
                              Funds and PIMCO Variable Insurance Trust

Hague, John L.                Managing Director, PIMCO

Hally, Gordon C.              Executive Vice President, PIMCO

Hamalainen, Pasi M.           Managing Director, PIMCO

Harris, Brent R.              Managing Director and Executive Committee Member,
                              PIMCO; Director and Vice President, StocksPLUS
                              Management, Inc.; Trustee and Chairman of PIMCO
                              Funds and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities
                              Trust, Inc.

Hinman, David C.              Executive Vice President, PIMCO

Hodge, Douglas M.             Executive Vice President, PIMCO

Holden, Brent L.              Managing Director, PIMCO

Isberg, Margaret E.           Managing Director, PIMCO; Senior Vice President of
                              PIMCO Funds

Keller, James M.              Executive Vice President, PIMCO

Kennedy, Raymond G.           Executive Vice President, PIMCO

Loftus, John S.               Managing Director, PIMCO; Senior Vice President of
                              PIMCO Funds; Vice President and Assistant
                              Secretary, StocksPLUS Management, Inc.

Mariappa, Sudesh N.           Executive Vice President, PIMCO

Mather, Scott A.              Executive Vice President, PIMCO; Senior Vice
                              President, PIMCO Commercial Mortgage Securities
                              Trust, Inc.

McCray, Mark V.               Executive Vice President, PIMCO

McCulley, Paul A.             Managing Director, PIMCO

McDevitt, Joseph E.           Executive Vice President, PIMCO; Director and
                              Chief Executive Officer, PIMCO Global Advisors
                              (Europe) Limited

Muzzy, James F.               Managing Director, PIMCO; Director and Vice
                              President, StocksPLUS Management, Inc.; Senior
                              Vice President, PIMCO Variable Insurance Trust;
                              Vice President of PIMCO Funds

Otterbein, Thomas J.          Executive Vice President, PIMCO

Phansalkar, Mohan V.          Executive Vice President, Senior Legal Officer
                              and Assistant Secretary, PIMCO; Vice President and
                              Assistant Secretary, StocksPLUS Management, Inc.

Powers, William C.            Managing Director and Executive Committee Member,
                              PIMCO; Senior Vice President, PIMCO Commercial
                              Mortgage Securities Trust, Inc.

Schmider, Ernest L.           Managing Director and Secretary, PIMCO; Director
                              and Assistant Secretary, StocksPLUS Management,
                              Inc.


Simon, Scott                  Executive Vice President, PIMCO

Thomas, Lee R.                Managing Director, PIMCO

Thompson, William S. Jr.      Chief Executive Officer, Managing Director and
                              Executive Committee Member, PIMCO; Director and
                              President, StocksPLUS Management, Inc.; Senior
                              Vice President of PIMCO Variable Insurance Trust;
                              Vice President of PIMCO Funds and PIMCO Commercial
                              Mortgage Securities Trust, Inc.

Trosky, Benjamin L.           Managing Director, PIMCO; Senior Vice President,
                              PIMCO Commercial Mortgage Securities Trust, Inc.

Weil, Richard M.              Chief Operating Officer, PIMCO

Wood, George H.               Executive Vice President, PIMCO

Item 31: Location of Accounts and Records

      The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110 and/or PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

Item 32: Management Services

      Not applicable.

Item 33: Undertakings

      1. Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

      2. Not applicable.

      3. Not applicable.

      4. Not applicable.

      5. The Registrant undertakes that:

            a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

            b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

      6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                     Notice

      A copy of the Agreement and Declaration of Trust of PIMCO Municipal Income Fund (the "Fund"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 27th day of June, 2001.


                                        PIMCO MUNICIPAL INCOME FUND

                                        By: /s/ Stephen J. Treadway
                                            -----------------------
                                            Stephen J. Treadway,
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name                           Capacity                      Date
----                           --------                      ----

/s/ Stephen J. Treadway        Trustee and President         June 27, 2001
------------------------------
Stephen J. Treadway


Paul Belica*                   Trustee                       June 27, 2001
------------------------------
Paul Belica


Robert E. Connor*              Trustee                       June 27, 2001
------------------------------
Robert E. Connor


/s/ Brian S. Shlissel          Treasurer and Principal       June 27, 2001
------------------------------ Financial and Accounting
Brian S. Shlissel              Officer



                                        *By: /s/ Stephen J. Treadway
                                             ---------------------------
                                             Stephen J. Treadway,
                                             Attorney-In-Fact

                                             Date: June 27, 2001

                                INDEX TO EXHIBITS

Exhibit                      Exhibit Name
-------                      ------------
l.          Opinion and consent of Ropes & Gray.

n.          Consent of PricewaterhouseCoopers LLP.